Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Issuance costs amount	$ 564	$ 466	$ 176
Deemed dividend			92
Preferred shares and warrants, net of issuance costs	119
Deemed dividend for down-round adjustments	$ 9,371		$ 92